Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 206,210,000	$ 131,018,000
Accounts receivable, net of allowance of $1,290 and $2,663, respectively		125,746,000	108,578,000
Net investment in finance leases, net of allowance of $100 and $169, respectively		113,048,000	78,459,000
Container leaseback financing receivable, net of allowance of $38 and $98, respectively		30,317,000	27,076,000
Trading containers		12,740,000	9,375,000
Containers held for sale		7,007,000	15,629,000
Prepaid expenses and other current assets		14,184,000	13,713,000
Due from affiliates, net		2,376,000	1,509,000
Total current assets		511,628,000	385,357,000
Restricted cash		76,362,000	74,147,000
Marketable securities		2,866,000
Containers, net of accumulated depreciation of $1,851,664 and $1,619,591, respectively		4,731,878,000	4,125,052,000
Net investment in finance leases, net of allowance of $643 and $1,164, respectively		1,693,042,000	801,501,000
Container leaseback financing receivable, net of allowance of $75 and $326, respectively		323,830,000	336,792,000
Derivative instruments		12,278,000	47,000
Deferred taxes		1,073,000	1,153,000
Other assets	[1]	14,487,000	17,327,000
Total assets		7,367,444,000	5,741,376,000
Current liabilities:
Accounts payable and accrued expenses		22,111,000	24,385,000
Container contracts payable		140,968,000	231,647,000
Other liabilities		4,895,000	2,288,000
Due to container investors, net		17,985,000	18,697,000
Debt, net of unamortized costs of $8,624 and $8,043, respectively		380,207,000	408,365,000
Total current liabilities		566,166,000	685,382,000
Debt, net of unamortized costs of $32,019 and $18,639, respectively		4,960,313,000	3,706,979,000
Derivative instruments		2,139,000	29,235,000
Income tax payable		10,747,000	10,047,000
Deferred taxes		7,589,000	6,491,000
Other liabilities		39,236,000	16,524,000
Total liabilities		5,586,190,000	4,454,658,000
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,503,710 shares issued and 48,831,855 shares outstanding at 2021; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020		595,000	587,000
Treasury shares, at cost, 10,671,855 and 8,245,130 shares, respectively		(158,459,000)	(86,239,000)
Additional paid-in capital		428,945,000	416,609,000
Accumulated other comprehensive income (loss)		9,750,000	(9,744,000)
Retained earnings		1,200,423,000	938,395,000
Total Textainer Group Holdings Limited shareholders’ equity		1,781,254,000	1,259,608,000
Noncontrolling interest		0	27,110,000
Total equity		1,781,254,000	1,286,718,000
Total liabilities and equity		7,367,444,000	$ 5,741,376,000
Series A Preferred Shares
Textainer Group Holdings Limited shareholders' equity:
Preferred shares		150,000,000
Series B Preferred Shares
Textainer Group Holdings Limited shareholders' equity:
Preferred shares		$ 150,000,000

[1]	Amount for the year ended December 31, 2020 has been reclassified to conform with the 2021 presentation (see Note 1 (w) “Reclassifications and Changes in Presentation”).